Pension and Other Retiree Benefits (Fair Value of Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 135.4	$ 119.1	$ 124.8
U.S. | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	87.2	75.2
U.S. | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	48.2	43.9
U.S. | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8.1	6.9
U.S. | Common stocks | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8.1	6.9
U.S. | Common stocks | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. | Common stocks | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	79.1	68.3
U.S. | Mutual funds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	79.1	68.3
U.S. | Mutual funds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. | Mutual funds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. | Common collective trust funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8.0
U.S. | Common collective trust funds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
U.S. | Common collective trust funds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8.0
U.S. | Common collective trust funds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
U.S. | Government debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4.4	10.9
U.S. | Government debt securities | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. | Government debt securities | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4.4	10.9
U.S. | Government debt securities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. | Asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8.6	7.8
U.S. | Asset-backed securities | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. | Asset-backed securities | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8.6	7.8
U.S. | Asset-backed securities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. | Corporate debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	11.2	8.0
U.S. | Corporate debt securities | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. | Corporate debt securities | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	11.2	8.0
U.S. | Corporate debt securities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. | Multi-strategy hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6.2	5.4
U.S. | Multi-strategy hedge funds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. | Multi-strategy hedge funds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6.2	5.4
U.S. | Multi-strategy hedge funds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. | Government mortgage-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4.2	4.0
U.S. | Government mortgage-backed securities | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. | Government mortgage-backed securities | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4.2	4.0
U.S. | Government mortgage-backed securities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. | Common collective trust funds, collateralized mortgage obligations, mortgage backed securities, and other fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5.6	7.8
U.S. | Common collective trust funds, collateralized mortgage obligations, mortgage backed securities, and other fixed income securities | Quoted Prices in Active Markets for Identical Assets (Level 1)

Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. | Common collective trust funds, collateralized mortgage obligations, mortgage backed securities, and other fixed income securities | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5.6	7.8
U.S. | Common collective trust funds, collateralized mortgage obligations, mortgage backed securities, and other fixed income securities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
International
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	311.9	242.7	242.3
International | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	134.8	119.8
International | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	176.1	122.9
International | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1.0	0
International | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4.3	3.2
International | Cash and cash equivalents | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4.3	3.2
International | Cash and cash equivalents | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
International | Cash and cash equivalents | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
International | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	146.3	116.6
International | Mutual funds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	130.5	116.6
International | Mutual funds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	15.8	0
International | Mutual funds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
International | Corporate debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	103.6	82.6
International | Corporate debt securities | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
International | Corporate debt securities | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	103.6	82.6
International | Corporate debt securities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
International | Multi-strategy hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	15.0	1.9
International | Multi-strategy hedge funds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
International | Multi-strategy hedge funds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	15.0	1.9
International | Multi-strategy hedge funds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
International | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	12.2	9.7
International | Insurance contracts | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
International | Insurance contracts | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	12.2	9.7
International | Insurance contracts | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
International | Other debt obligations
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10.3	9.7
International | Other debt obligations | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
International | Other debt obligations | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10.3	9.7
International | Other debt obligations | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
International | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10.9	10.0
International | Real estate | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
International | Real estate | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9.9	10.0
International | Real estate | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1.0	0
International | Government debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9.3	9.0
International | Government debt securities | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
International | Government debt securities | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9.3	9.0
International | Government debt securities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0	$ 0